SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Significant Accounting Policies [Line Items]
Interest expenses incurred	$ 252,600,000	$ 253,168,000	$ 220,974,000
Interest expenses capitalized	29,033,000	134,838,000	96,884,000
Amortization of deferred financing costs, before capitalization	48,345,000	38,511,000	28,055,000
Amortization of deferred financing cost, capitalized	0	5,458,000	0
Impairment loss recognized on property and equipment	(3,245,000)	0	(4,146,000)
Gaming taxes and license fees	1,826,061,000	1,717,805,000	2,275,610,000
Total advertising and promotional expenses	$ 83,068,000	107,383,000	$ 47,906,000
Percentage of tax benefit greater than likelihood	50.00%
Deferred financing costs, net	$ 27,235,000	32,335,000
Land concession contracts [Member]
Schedule Of Significant Accounting Policies [Line Items]
Initial contract term (in years)	25 years
Contract term of further renewable consecutive periods (in years)	10 years
Altira Macau - Taipa Land [Member]
Schedule Of Significant Accounting Policies [Line Items]
Initial expiry dates of land use rights	2031-03
End dates of estimated term of the land use rights effective from October 1, 2015	2047-04
City of Dreams - Cotai Land [Member]
Schedule Of Significant Accounting Policies [Line Items]
Initial expiry dates of land use rights	2033-08
End dates of estimated term of the land use rights effective from October 1, 2015	2049-05
Studio City - Studio City Land [Member]
Schedule Of Significant Accounting Policies [Line Items]
Initial expiry dates of land use rights	2026-10
End dates of estimated term of the land use rights effective from October 1, 2015	2055-10
Land Use Rights Assets [Member]
Schedule Of Significant Accounting Policies [Line Items]
Increase in net income		$ 6,763,000
Increase in basic and diluted earnings per share		$ 0.004
Reduction in amortization		$ 10,413,000
Adjustments for New Accounting Pronouncement [Member] | Scenario, Previously Reported [Member] | Long Term Prepayment Deposits and Other Assets [Member]
Schedule Of Significant Accounting Policies [Line Items]
Deferred financing costs, net		32,335,000
Adjustments for New Accounting Pronouncement [Member] | Scenario, Previously Reported [Member] | Long Term Debt Net [Member]
Schedule Of Significant Accounting Policies [Line Items]
Deferred financing costs, net		143,804,000
Adjustments for New Accounting Pronouncement [Member] | Scenario, Previously Reported [Member] | Current Portion of Long Term Debt Net [Member]
Schedule Of Significant Accounting Policies [Line Items]
Deferred financing costs, net		3,669,000
Adjustments for New Accounting Pronouncement [Member] | Restatement Adjustment [Member] | Long Term Prepayment Deposits and Other Assets [Member]
Schedule Of Significant Accounting Policies [Line Items]
Deferred financing costs, net		32,335,000
Adjustments for New Accounting Pronouncement [Member] | Restatement Adjustment [Member] | Long Term Debt Net [Member]
Schedule Of Significant Accounting Policies [Line Items]
Non-current portion of unamortized deferred financing costs		143,804,000
Adjustments for New Accounting Pronouncement [Member] | Restatement Adjustment [Member] | Current Portion of Long Term Debt Net [Member]
Schedule Of Significant Accounting Policies [Line Items]
Current portion of unamortized deferred financing costs		$ 3,669,000
Share options [Member]
Schedule Of Significant Accounting Policies [Line Items]
Outstanding shares excluded from the computation of diluted net income	9,404,584	4,778,880	2,519,037
Restricted shares [Member]
Schedule Of Significant Accounting Policies [Line Items]
Outstanding shares excluded from the computation of diluted net income	95,664	237,855	701,681
Buildings [Member]
Schedule Of Significant Accounting Policies [Line Items]
Reduction in depreciation		$ 5,827,000
Increase in net income		$ 5,827,000
Increase in basic and diluted earnings per share		$ 0.004
Buildings [Member] | Altira Macau [Member]
Schedule Of Significant Accounting Policies [Line Items]
Initial useful lives of property plant and equipment	25 years
Revised estimated useful lives of property plant and equipment effective from October 1, 2015	40 years
Buildings [Member] | City of Dreams [Member]
Schedule Of Significant Accounting Policies [Line Items]
Initial useful lives of property plant and equipment	25 years
Revised estimated useful lives of property plant and equipment effective from October 1, 2015	40 years